Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	$ 428,000	$ 18,930,000
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Write-off
Other adjustments	2,000
ECL allowance [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Expected credit losses allowances, beginning balance		1,000
Transfers:
Write-off
Other adjustments
Transfers
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Expected credit losses allowances, Ending balance	1,000
Commercial Loans [Member] | Gross carrying amount [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	17,653,213,000	16,987,189,000
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	250,665,000	865,439,000
Write-off	(140,647,000)	(170,374,000)
Other adjustments	(78,642,000)	(28,613,000)
Gross carrying amount, Ending balance	17,684,589,000	17,653,641,000
Commercial Loans [Member] | ECL allowance [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Expected credit losses allowances, beginning balance	603,365,000	645,072,000
Transfers:
Write-off	(140,647,000)	(170,374,000)
Other adjustments	7,357,000	975,000
Transfers
Transfers to stage 2	63,209,000	61,457,000
Transfers to stage 3	9,877,000	10,529,000
Transfers to stage 3	90,509,000	64,445,000
Transfers to stage 1	(52,118,000)	(24,850,000)
Transfers to stage 2	(19,158,000)	(11,884,000)
Transfers to stage 1	(288,000)	(61,000)
Net changes of the exposure and modifications in credit risk	99,460,000	28,056,000
Expected credit losses allowances, Ending balance	661,566,000	603,365,000
Stage 1 [Member] | Gross carrying amount [Member] | Corporate [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	10,377,271,000	9,723,988,000
Transfers:
Transfers from stage 1 to stage 2	(539,387,000)	(915,643,000)
Transfers from stage 1 to stage 3	(2,169,000)	(6,966,000)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	397,703,000	632,584,000
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	735,541,000	1,571,979,000
Write-off
Other adjustments	(83,178,000)	(36,430,000)
Gross carrying amount, Ending balance	11,885,781,000	10,969,512,000
Stage 1 [Member] | Gross carrying amount [Member] | Other Commercial [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	4,716,168,000	4,534,810,000
Transfers:
Transfers from stage 1 to stage 2	(492,763,000)	(215,952,000)
Transfers from stage 1 to stage 3	(57,501,000)	(26,769,000)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	350,391,000	105,704,000
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	369,000	67,000
Net changes of financial assets	(262,145,000)	(281,046,000)
Write-off
Other adjustments	4,158,000	7,541,000
Gross carrying amount, Ending balance	4,258,677,000	4,124,355,000
Stage 1 [Member] | ECL allowance [Member] | Corporate [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Expected credit losses allowances, beginning balance	50,052,000	39,174,000
Transfers:
Write-off
Other adjustments	415,000	1,012
Transfers
Transfers to stage 2	(7,575,000)	(11,895,000)
Transfers to stage 3	(13,000)	(84,000)
Transfers to stage 3
Transfers to stage 1	12,752,000	9,294,000
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	(16,913,000)	12,551,000
Expected credit losses allowances, Ending balance	38,718,000	50,052,000
Stage 1 [Member] | ECL allowance [Member] | Other Commercial [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Expected credit losses allowances, beginning balance	38,597,000	41,358,000
Transfers:
Write-off
Other adjustments	3,091,000	6,000
Transfers
Transfers to stage 2	(31,569,000)	(24,694,000)
Transfers to stage 3	(2,858,000)	(1,515,000)
Transfers to stage 3
Transfers to stage 1	6,295,000	5,223,000
Transfers to stage 2
Transfers to stage 1	15,000	17,000
Net changes of the exposure and modifications in credit risk	30,964,000	18,202,000
Expected credit losses allowances, Ending balance	44,535,000	38,597,000
Stage 2 [Member] | Gross carrying amount [Member] | Corporate [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	1,411,363,000	1,589,715,000
Transfers:
Transfers from stage 1 to stage 2	539,387,000	915,643,000
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(234,165,000)	(174,851,000)
Transfers from stage 2 to stage 1	(397,703,000)	(632,584,000)
Transfers from stage 3 to stage 2	27,958,000	4,410,000
Transfers from stage 3 to stage 1
Net changes of financial assets	(154,244,000)	(290,971,000)
Write-off
Other adjustments	(1,000)	1,000
Gross carrying amount, Ending balance	1,192,595,000	1,411,363,000
Stage 2 [Member] | Gross carrying amount [Member] | Other Commercial [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	233,158,000	228,591,000
Transfers:
Transfers from stage 1 to stage 2	492,763,000	215,952,000
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(256,444,000)	(138,464,000)
Transfers from stage 2 to stage 1	(350,391,000)	(105,704,000)
Transfers from stage 3 to stage 2	154,166,000	60,942,000
Transfers from stage 3 to stage 1
Net changes of financial assets	(44,096,000)	(28,054,000)
Write-off
Other adjustments	415,000	(105,000)
Gross carrying amount, Ending balance	229,571,000	233,158,000
Stage 2 [Member] | ECL allowance [Member] | Corporate [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Expected credit losses allowances, beginning balance	101,334,000	65,452,000
Transfers:
Write-off
Other adjustments	(26,000)	(2,000)
Transfers
Transfers to stage 2	19,943,000	51,953,000
Transfers to stage 3
Transfers to stage 3	(19,924,000)	(24,577,000)
Transfers to stage 1	(28,387,000)	(23,462,000)
Transfers to stage 2	10,409,000	297,000
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	(22,255,000)	31,673,000
Expected credit losses allowances, Ending balance	61,094,000	101,334,000
Stage 2 [Member] | ECL allowance [Member] | Other Commercial [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Expected credit losses allowances, beginning balance	14,655,000	44,315,000
Transfers:
Write-off
Other adjustments	386,000	(119,000)
Transfers
Transfers to stage 2	82,410,000	46,093,000
Transfers to stage 3
Transfers to stage 3	(50,214,000)	(30,672,000)
Transfers to stage 1	(42,778,000)	(15,905,000)
Transfers to stage 2	15,418,000	2,129,000
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	10,385,000	(31,186,000)
Expected credit losses allowances, Ending balance	30,262,000	14,655,000
Stage 3 [Member] | Gross carrying amount [Member] | Corporate [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	551,237,000	530,066,000
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	2,169,000	6,966,000
Transfers from stage 2 to stage 3	234,165,000	174,851,000
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(27,958,000)	(4,410,000)
Transfers from stage 3 to stage 1
Net changes of financial assets	(9,790,000)	(76,707,000)
Write-off	(66,456,000)	(79,529,000)
Other adjustments	1,000
Gross carrying amount, Ending balance	683,368,000	551,237,000
Stage 3 [Member] | Gross carrying amount [Member] | Other Commercial [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Gross carrying amount, Beginning balance	364,016,000	380,019,000
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	57,501,000	26,769,000
Transfers from stage 2 to stage 3	256,444,000	138,464,000
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(154,166,000)	(60,942,000)
Transfers from stage 3 to stage 1	(369,000)	(67,000)
Net changes of financial assets	(14,601,000)	(29,762,000)
Write-off	(74,191,000)	(90,845,000)
Other adjustments	(37,000)	380,000
Gross carrying amount, Ending balance	434,597,000	364,016,000
Stage 3 [Member] | ECL allowance [Member] | Corporate [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Expected credit losses allowances, beginning balance	222,516,000	261,505,000
Transfers:
Write-off	(66,456,000)	(79,529,000)
Other adjustments	(2,000)
Transfers
Transfers to stage 2
Transfers to stage 3	666,000	1,696,000
Transfers to stage 3	76,362,000	66,562,000
Transfers to stage 1
Transfers to stage 2	(9,992,000)	(1,715,000)
Transfers to stage 1
Net changes of the exposure and modifications in credit risk	62,668,000	(26,003,000)
Expected credit losses allowances, Ending balance	285,762,000	222,516,000
Stage 3 [Member] | ECL allowance [Member] | Other Commercial [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss in commercial loans [Line Items]
Expected credit losses allowances, beginning balance	176,211,000	193,268,000
Transfers:
Write-off	(74,191,000)	(90,845,000)
Other adjustments	3,493,000	78,000
Transfers
Transfers to stage 2
Transfers to stage 3	12,082,000	10,432,000
Transfers to stage 3	84,285,000	53,132,000
Transfers to stage 1
Transfers to stage 2	(34,993,000)	(12,595,000)
Transfers to stage 1	(303,000)	(78,000)
Net changes of the exposure and modifications in credit risk	34,611,000	22,819,000
Expected credit losses allowances, Ending balance	$ 201,195,000	$ 176,211,000